SUBSIDIARIES	12 Months Ended
Dec. 31, 2024
Disclosure of subsidiaries [abstract]
SUBSIDIARIES
NOTE 20:	SUBSIDIARIES

Details in respect of subsidiaries:
Presented hereunder is a list of the Group’s subsidiaries:

	Principal	The Group’s ownership interest
	location of	in the subsidiary for the
	the	year ended
	Company’s	December 31
Name of company	activity	2024	2023
Taptica Inc	USA	100%	100%
Tremor Video Inc	USA	**	100%
Taptica UK	UK	100%	100%
YuMe Inc*	USA	100%	100%
Perk.com Canada Inc	Canada	100%	100%
R1Demand LLC*	USA	100%	100%
Nexxen Group LLC	USA	100%	100%
Nexxen Group US Holdings Inc. *	USA	100%	100%
Nexxen Holdings Ltd *	UK	100%	100%
Nexxen Group Ltd	UK	100%	100%
Nexxen Media Pte Ltd (f/k/a Unruly Media Pte Ltd)*	Singapore	100%	100%
Nexxen Pty Ltd	Australia	100%	100%
Nexxen Media Japan K.K. (f/k/a Unruly Media K.K,)	Japan	100%	100%
Nexxen Video Distribution Sdn Bhd (f/k/a Unmedia Video Distribution Sdn Bhd)	Malaysia	100%	100%
Nexxen CTRL GmbH (f/k/a SpearAd GmbH)	Germany	100%	100%
Nexxen Inc.	USA	100%	100%
Amobee International Inc	USA	100%	100%
Amobee Ltd	Israel	100%	100%
Amobee EMEA Limited	UK	**	100%
Amobee Asia Pte Ltd	Singapore	**	100%
Amobee ANZ Pty Ltd	Australia	**	100%

*	Under these companies, there are fifteen (15) wholly owned subsidiaries that are inactive, liquidated or in liquidation process.

**	The subsidiaries are in liquidation process or merged into other fully owned subsidiaries of the Company.